Shareholders' equity - Capital reserves (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2019	Jun. 26, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of reserves within equity [line items]
Legal reserve, profit retention and capital reserves	R$ 1,789,844		R$ 1,057,209	R$ 1,170,520	R$ 1,153,278
Increase in expenditures with issuance of shares, commission paid to banks	R$ 58,734
Legal reserve (expressed as a percentage of net income)	5.00%
Threshold percentage of capital for legal reserve	20.00%
Percentage of capital that the Capital reserve exceeds	30.00%
Capital reserves
Disclosure of reserves within equity [line items]
Legal reserve, profit retention and capital reserves	R$ 1,165,605		518,252
Premium in capital subscription
Disclosure of reserves within equity [line items]
Legal reserve, profit retention and capital reserves	1,222,025		539,571
Goodwill on capital subscription		R$ 682,454
Stock option plan
Disclosure of reserves within equity [line items]
Legal reserve, profit retention and capital reserves	39,737		16,104
Expenditures with issuance of shares
Disclosure of reserves within equity [line items]
Legal reserve, profit retention and capital reserves	(96,157)		R$ (37,423)
Expenditures with issuance of shares, commission paid to banks	33,143
Expenditures with issuance of shares, taxes payable	16,884
Expenditures with issuance of shares, legal advice	4,813
Expenditures with issuance of shares, independent audit	2,489
Expenditures with issuance of shares, other expenses	R$ 1,405